Debt - Schedule of Notes Payable Repayment Requirements (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Notes Payable Repayment Requirements [Abstract]
2025	$ 1,203,521	$ 3,416,965
2026	872,072	1,203,521
2027	909,759	872,072
2028	950,587	909,759
2029		950,587
Thereafter	4,630,233	4,630,233
Total	$ 11,523,821	$ 11,983,137